Capital Stock - Series D Preferred Stock Transactions - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended				0 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2012	Mar. 31, 2013 Common Stock [Member]	Sep. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 30, 2008 Series D Preferred Stock [Member]	Mar. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Sep. 30, 2014 Series D Preferred Stock [Member]	Dec. 30, 2008 Series D Preferred Stock [Member] X-Master Inc. [Member]	Dec. 30, 2008 Series D Preferred Stock [Member] Dr. Andrey Semechkin [Member]
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,000,000	10,125,000	5,500,000	3,333,333							27,568,000	37,991,000	5,000,000	43						10	33
Total proceeds																$ 4,700,000
Issuance price per share	$ 0.09	$ 0.10	$ 0.20	$ 0.20								$ 0.20				$ 100,000
Preferred stock, shares outstanding																		43	43		43
Convertible preferred stock, conversion price							$ 0.1500	$ 0.2000	$ 0.0667	$ 0.6447
Issuance price per share														$ 0.15
Preferred stock, value authorized																5,000,000
Preferred stock, shares authorized							20,000,000			20,000,000						50		50	50		50
Preferred stock price per share																$ 100,000
Preferred stock, shares issued																		43	43		43
Rate of preferred stock dividend and redemption premium																			6.00%	10.00%
Number of days with in dividend declared after each quarter end																			15 days
Common stock issued upon conversion, conversion price per share																	$ 0.20	$ 0.15
Dividend paid																		0	237,000
Accrued dividend on preferred stock											$ 222,000							$ 0	$ 0